Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance Disclosure

Pay Versus Performance Table

As required by applicable SEC rules, we are providing the following information about the relationship between the compensation actually paid ("CAP") to certain individuals and certain of our financial performance measures. The calculations and analysis below do not necessarily reflect our approach to aligning executive compensation with performance. For further information concerning our pay-for-performance philosophy and how we align NEO compensation with our performance, refer to the Compensation Discussion and Analysis above.

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	for Non-PEO Named Executive Officers(3)	to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Income(6) (In millions)	Adjusted EBITDA(7) (In millions)

2024	$5,879,522	$(2,999,851)	$1,603,998	$179,349	$86.53	$165.34	$48.6	$261.6
2023	5,960,553	17,568,133	1,579,169	4,141,388	135.90	163.68	89.8	256.4
2022	5,770,002	2,902,239	1,404,909	903,710	74.33	136.42	63.2	228.1
2021	5,196,873	3,801,572	1,362,868	982,151	81.89	145.27	84.9	223.5
2020	4,126,547	2,936,710	1,191,596	971,101	81.53	122.68	121.0	211.5

(1)
The amounts shown in this column represent the amount of total compensation reported for Leroy M. Ball, our Chief Executive Officer, who is considered our Principal Executive Officer under applicable SEC rules (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table above.
(2)
The amounts shown in this column represent the amount of CAP to Mr. Ball, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ball during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ball’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO(a)	Less Reported Summary Compensation Table Value of PEO Equity Awards(b)	Plus Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO

2024	$5,879,522	$3,847,177	$(5,032,196)	$(2,999,851)
2023	5,960,553	3,572,221	15,179,801	17,568,133
2022	5,770,002	3,745,653	877,890	2,902,239
2021	5,196,873	3,099,995	1,704,694	3,801,572
2020	4,126,547	2,060,259	870,422	2,936,710

(a)
This column represents the amount of total compensation reported for Mr. Ball for each corresponding year in the “Total” column of the Summary Compensation Table above.
(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above for the applicable year.
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Ball to arrive at CAP to Mr. Ball for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumption for the EBITDA PSUs granted during 2023 is 167 percent of fair value as this represents the probable performance as of December 31, 2024 for the period 2023-2025. The valuation assumption for the EBITDA PSUs granted during 2024 is 114 percent of fair value as this represents the probable performance as of December 31, 2024 for the period 2024-2026. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the applicable measurement date. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Value of Equity Awards

2024	$1,990,796	$(6,764,522)	$(258,470)	$—	$(5,032,196)
2023	9,733,619	5,183,390	262,792	—	15,179,801
2022	2,339,493	(949,827)	(388,914)	(122,862)	877,890
2021	2,825,381	(1,255,454)	134,767	—	1,704,694
2020	3,930,775	(1,003,142)	(1,163,408)	(893,803)	870,422

(3)
The amounts shown in this column represent the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) (the "Non-PEO NEOs") in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table above for the applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Stephen G. Lucas; (ii) for 2023 and 2022, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Leslie S. Hyde; (iii) for 2021, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde and Stephanie L. Apostolou; and (iv) for 2020, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde, Stephanie L. Apostolou, Steven R. Lacy and Douglas J. Fenwick.
(4)
The amounts shown in this column represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the CAP, using the same adjustment methodology described above in Footnote 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Less Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Less Average Reported Summary Compensation Table Value of Non-PEO NEO Accumulated Pension Benefit(c)	Plus Average Non-PEO NEO Adjusted Value of Equity Awards(d)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$1,603,998	$763,366	$—	$(661,283)	$179,349
2023	1,579,169	684,135	4,818	3,251,172	4,141,388
2022	1,404,909	700,122	—	198,922	903,710
2021	1,362,868	635,750	—	255,034	982,151
2020	1,191,596	436,682	6,591	222,778	971,101

(a)
This column represents the average of the amounts reported for our Non-PEO NEOs in the “Total” column of the Summary Compensation Table above in each applicable year.
(b)
This column represents the average of the total amounts reported for our Non-PEO NEOs in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above in each applicable year.
(c)
This column represents the average of the change in pension value amounts reported for our Non-PEO NEOs in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table in each applicable year.
(d)
This column represents an adjustment to the average of the amounts reported for our Non-PEO NEOs in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Footnote 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each Non-PEO NEO to arrive at CAP to each Non-PEO NEO for that year, which is then averaged to determine the average CAP to the Non-PEO NEOs for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Average Value of Equity Awards

2024	$472,998	$(1,096,162)	$—	$(38,119)	$—	$(661,283)
2023	2,237,990	971,370	—	41,812	—	3,251,172
2022	439,530	(172,654)	—	(44,192)	(23,762)	198,922
2021	464,793	(242,260)	132,024	22,112	(121,635)	255,034
2020	698,499	(159,014)	148,753	(219,104)	(246,356)	222,778

(5)
The amounts shown in these columns represent an initial $100 investment in each of our common stock and the S&P SmallCap 600 Materials for the cumulative periods from December 31, 2019 through the end of the applicable fiscal year (assuming reinvestment of the pre-tax value of dividends paid during the relevant period).
(6)
The amounts shown in this column represent the amount of net income reflected in our audited financial statements for the applicable year.
(7)
The amounts shown in this column represent the amount of our adjusted EBITDA as calculated for performance measurement under our annual incentive plan for the applicable year and to measure performance of the EBITDA PSUs over the relevant three-year measurement period. Adjusted EBITDA, as measured under the annual incentive plan and for the EBITDA PSUs, is defined as earnings before interest, taxes, depreciation and amortization, as adjusted by our management development and compensation committee in its discretion to account for certain items, as set forth on Appendix B hereto.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
The amounts shown in this column represent the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) (the "Non-PEO NEOs") in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table above for the applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Stephen G. Lucas; (ii) for 2023 and 2022, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Leslie S. Hyde; (iii) for 2021, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde and Stephanie L. Apostolou; and (iv) for 2020, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde, Stephanie L. Apostolou, Steven R. Lacy and Douglas J. Fenwick.

Peer Group Issuers, Footnote
(5)
The amounts shown in these columns represent an initial $100 investment in each of our common stock and the S&P SmallCap 600 Materials for the cumulative periods from December 31, 2019 through the end of the applicable fiscal year (assuming reinvestment of the pre-tax value of dividends paid during the relevant period).

PEO Total Compensation Amount	$ 5,879,522	$ 5,960,553	$ 5,770,002	$ 5,196,873	$ 4,126,547
PEO Actually Paid Compensation Amount	$ (2,999,851)	17,568,133	2,902,239	3,801,572	2,936,710
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown in this column represent the amount of CAP to Mr. Ball, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ball during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ball’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO(a)	Less Reported Summary Compensation Table Value of PEO Equity Awards(b)	Plus Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO

2024	$5,879,522	$3,847,177	$(5,032,196)	$(2,999,851)
2023	5,960,553	3,572,221	15,179,801	17,568,133
2022	5,770,002	3,745,653	877,890	2,902,239
2021	5,196,873	3,099,995	1,704,694	3,801,572
2020	4,126,547	2,060,259	870,422	2,936,710

(a)
This column represents the amount of total compensation reported for Mr. Ball for each corresponding year in the “Total” column of the Summary Compensation Table above.
(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above for the applicable year.
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Ball to arrive at CAP to Mr. Ball for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumption for the EBITDA PSUs granted during 2023 is 167 percent of fair value as this represents the probable performance as of December 31, 2024 for the period 2023-2025. The valuation assumption for the EBITDA PSUs granted during 2024 is 114 percent of fair value as this represents the probable performance as of December 31, 2024 for the period 2024-2026. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the applicable measurement date. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Value of Equity Awards

2024	$1,990,796	$(6,764,522)	$(258,470)	$—	$(5,032,196)
2023	9,733,619	5,183,390	262,792	—	15,179,801
2022	2,339,493	(949,827)	(388,914)	(122,862)	877,890
2021	2,825,381	(1,255,454)	134,767	—	1,704,694
2020	3,930,775	(1,003,142)	(1,163,408)	(893,803)	870,422

Non-PEO NEO Average Total Compensation Amount	$ 1,603,998	1,579,169	1,404,909	1,362,868	1,191,596
Non-PEO NEO Average Compensation Actually Paid Amount	$ 179,349	4,141,388	903,710	982,151	971,101
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts shown in this column represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the CAP, using the same adjustment methodology described above in Footnote 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Less Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Less Average Reported Summary Compensation Table Value of Non-PEO NEO Accumulated Pension Benefit(c)	Plus Average Non-PEO NEO Adjusted Value of Equity Awards(d)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$1,603,998	$763,366	$—	$(661,283)	$179,349
2023	1,579,169	684,135	4,818	3,251,172	4,141,388
2022	1,404,909	700,122	—	198,922	903,710
2021	1,362,868	635,750	—	255,034	982,151
2020	1,191,596	436,682	6,591	222,778	971,101

(a)
This column represents the average of the amounts reported for our Non-PEO NEOs in the “Total” column of the Summary Compensation Table above in each applicable year.
(b)
This column represents the average of the total amounts reported for our Non-PEO NEOs in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above in each applicable year.
(c)
This column represents the average of the change in pension value amounts reported for our Non-PEO NEOs in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table in each applicable year.
(d)
This column represents an adjustment to the average of the amounts reported for our Non-PEO NEOs in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Footnote 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each Non-PEO NEO to arrive at CAP to each Non-PEO NEO for that year, which is then averaged to determine the average CAP to the Non-PEO NEOs for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Average Value of Equity Awards

2024	$472,998	$(1,096,162)	$—	$(38,119)	$—	$(661,283)
2023	2,237,990	971,370	—	41,812	—	3,251,172
2022	439,530	(172,654)	—	(44,192)	(23,762)	198,922
2021	464,793	(242,260)	132,024	22,112	(121,635)	255,034
2020	698,499	(159,014)	148,753	(219,104)	(246,356)	222,778

Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income

The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs and our net income during the five most recently completed fiscal years.

Our net income increased in fiscal year 2020, decreased during fiscal years 2021 and 2022, increased during fiscal year 2023 and decreased during fiscal year 2024. CAP to the PEO and average CAP to the Non-PEO NEOs, however, varied significantly each year and does not align with our net income results. This is primarily because we do not use net income to determine executive compensation opportunities or performance. As a result, while we are required to include net income as a comparison in the Pay Versus Performance table above and the graph below, we would not necessarily expect to see alignment between our CAP and net income results.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Adjusted EBITDA

The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs and our adjusted EBITDA during the five most recently completed fiscal years.

Aside from our stock price performance, we believe that adjusted EBITDA is the most important financial performance measure that ties our NEOs’ compensation to our performance. Our adjusted EBITDA has increased each year from fiscal year 2020 through fiscal year 2024, as reflected in the Pay Versus Performance table above and illustrated in the graph below. Our year-over-year CAP outcomes over that same period do not always align directionally with the year-over-year adjusted EBITDA outcomes because the greatest sensitivity to our NEOs’ compensation is tied to our stock price. As such, we expect that stock price will continue to have a much larger impact on CAP than adjusted EBITDA.

Total Shareholder Return Vs Peer Group

Relationship Between CAP and Company and Peer Group TSR

The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs, our cumulative TSR over the five most recently completed fiscal years and the S&P SmallCap 600 Materials TSR over the same period.

Given the emphasis in our executive compensation program on long-term equity incentive awards, which are tied to our stock price, we believe that the CAP to our PEO and Non-PEO NEOs is closely aligned with our stock price performance. Specifically, for each year shown in the table above and the graph below, approximately 60 percent of the Total Target Compensation to the PEO and approximately 45 percent of the Total Target Compensation to the Non-PEO NEOs was delivered in the form of long-term equity incentive awards, as described in the Compensation Discussion and Analysis section above.

Tabular List, Table

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section above, our executive compensation program reflects a pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures that we used to link 2024 executive CAP to our NEOs to our performance are as follows:

Most Important Financial Performance Measures	Total Shareholder Return Adjusted EBITDA Operating Cash Flow

Total Shareholder Return Amount	$ 86.53	135.9	74.33	81.89	81.53
Peer Group Total Shareholder Return Amount	165.34	163.68	136.42	145.27	122.68
Net Income (Loss)	$ 48,600,000	$ 89,800,000	$ 63,200,000	$ 84,900,000	$ 121,000,000
Company Selected Measure Amount	261,600,000	256,400,000	228,100,000	223,500,000	211,500,000
PEO Name	Leroy M. Ball,
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,847,177)	$ (3,572,221)	$ (3,745,653)	$ (3,099,995)	$ (2,060,259)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,032,196)	15,179,801	877,890	1,704,694	870,422
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,990,796	9,733,619	2,339,493	2,825,381	3,930,775
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,764,522)	5,183,390	(949,827)	(1,255,454)	(1,003,142)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,470)	262,792	(388,914)	134,767	(1,163,408)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(122,862)	0	(893,803)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,818	0	0	6,591
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(763,366)	(684,135)	(700,122)	(635,750)	(436,682)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(661,283)	3,251,172	198,922	255,034	222,778
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,998	2,237,990	439,530	464,793	698,499
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096,162)	971,370	(172,654)	(242,260)	(159,014)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	132,024	148,753
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,119)	41,812	(44,192)	22,112	(219,104)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (23,762)	$ (121,635)	$ (246,356)